Intangible Assets- Summary of Breakdown for Intangible Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 572,274
Ending balance	594,936
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	256,270
Ending balance	270,328
Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,832
Ending balance	168,079
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	102,573
Ending balance	104,277
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	50,493
Ending balance	51,839
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106
Ending balance	413
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	733,169
Additions	10,896
Disposals	(449)
Business combinations	8,280
Exchange differences	15,181
Other movements and reclassifications	(1,114)
Ending balance	765,963
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	256,270
Additions	0
Disposals	0
Business combinations	8,280
Exchange differences	5,778
Other movements and reclassifications	0
Ending balance	270,328
Gross carrying amount | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,832
Additions	0
Disposals	0
Business combinations	0
Exchange differences	5,247
Other movements and reclassifications	0
Ending balance	168,079
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	143,921
Additions	583
Disposals	(228)
Business combinations	0
Exchange differences	3,250
Other movements and reclassifications	3,716
Ending balance	151,242
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	170,040
Additions	9,812
Disposals	(221)
Business combinations	0
Exchange differences	906
Other movements and reclassifications	(4,636)
Ending balance	175,901
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106
Additions	501
Disposals	0
Business combinations	0
Exchange differences	0
Other movements and reclassifications	(194)
Ending balance	413
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(160,895)
Amortization	(10,317)
Disposals	394
Exchange differences	(754)
Other movements and reclassifications	545
Ending balance	(171,027)
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(41,348)
Amortization	(2,656)
Disposals	177
Exchange differences	(164)
Other movements and reclassifications	(2,974)
Ending balance	(46,965)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(119,547)
Amortization	(7,661)
Disposals	217
Exchange differences	(590)
Other movements and reclassifications	3,519
Ending balance	(124,062)
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Amortization	0
Disposals	0
Exchange differences	0
Other movements and reclassifications	0
Ending balance	€ 0